Other Income	12 Months Ended
Dec. 31, 2017
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Other Income

NOTE 26—OTHER INCOME

Other income amounted to 523 million euros in 2017, 311 million euros in 2016 and 287 million euros in 2015, increasing by 212 million euros from 2016 to 2017 compared to an increase of 24 million euros from 2015 to 2016.

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Late payment fees charged for telephone services	59	60	59
Recovery of employee benefit expenses, purchases and services rendered	22	33	32
Capital and operating grants	51	36	33
Damage compensation, penalties and sundry recoveries	35	24	25
Partnership agreements	116	71	—
Release of provisions and other payable items, other income	240	87	138

Total	523	311	287

Other income reflects contribution fees resulting from partnership agreements signed with leading technology suppliers. These agreements are aimed at developing collaboration between the parties, in order to strengthen and stabilize the business and industrial relationship over time, to actively contribute to TIM’s marketing plan for the development and use of several strategic services. The item also includes insurance indemnities and updates estimates of liabilities related to customer and supplier accounts.